SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 700,530	$ 692,692	$ 732,602	$ 692,734
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 700,530	$ 692,692